Other Real Estate Owned	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Other Real Estate Owned

NOTE 12 – OTHER REAL ESTATE OWNED

Other real estate owned is included in Other assets on the Company’s consolidated balance sheets. Other real estate owned, segregated into non-covered and covered properties, consists of the following at December 31 for the periods indicated. For further discussion of loss share coverage periods applicable to the covered foreclosed assets, see Note 8 to these consolidated financial statements.

	2014			2013
(Dollars in thousands)	Non-covered	Covered (1)	Total	Non-covered	Covered	Total
Real estate owned acquired by foreclosure	$18,614	$22,872	$41,486	$28,072	$60,474	$88,546
Real estate acquired for development or resale	11,556	—	11,556	9,206	—	9,206
Other foreclosed property	81	824	905	93	1,328	1,421

Total	$30,251	$23,696	$53,947	$37,371	$61,802	$99,173

(1)	Included in covered OREO at December 31, 2014 is $9.6 million of assets whose reimbursable loss periods ended as of January 1, 2015.

During the second quarter of 2013, the Company announced plans to close ten branches as part of its business strategy. In addition, during the second quarter of 2014, the Company closed nine branches as part of its acquisition of Teche. The Company notified customers of these branch closings and received the required regulatory approvals to proceed with closure. The Company reviewed the carrying amount of the owned properties and concluded carrying amounts exceeded the fair value of certain branches at that date. Fair value of the branches was based on a third-party broker opinion of value using both a comparable sales and cash flow approach. The Company did not modify the third-party pricing information for unobservable inputs. As a result, the Company recorded impairment losses in other non-interest expense in its consolidated statements of comprehensive income for the years ended December 31, 2014 and 2013. After the impairment losses, the carrying value of the branches was $3.0 million and $5.1 million at December 31, 2014 and 2013, respectively, and is included in OREO (as real estate acquired for development or resale) on the Company’s consolidated balance sheets.